CONCENTRATIONS OF RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	For the Six Months Ended June 30,
Customers	2026	2025
A	-	33%
B	-	25%
C	17%	20%
D	10%	-
E	16%	-
F	14%	-

Suppliers that accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2026 and 2025 were as follows:

	For the Six Months Ended June 30,
Suppliers	2026	2025
AA	99%	79%
BB	1%	21%

	Year Ended December 31,
Customers	2025	2024
A	2%	51%
B	2%	33%
C	9%	11%
D	26%	-
E	19%	-
F	19%	-
G	14%	-
H	10%	-

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2025 and 2024.

	Year Ended December 31,
Suppliers	2025	2024
AA	21%	9%
BB	79%	82%